UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [  ]; Amendment Number: ___
This Amendment (Check only one):  [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Valicenti Advisory Services, Inc.
Address:  400 East Water Street
          Elmira, New York  14901

13F File Number:  28-7606

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeffrey S. Naylor
Title:     Vice President
Phone:     607-734-2665

Signature, Place, and Date of Signing:


/s/Jeffrey S. Naylor               Elmira, NY                5/12/03
---------------------------       ----------------          -----------------

Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   58

Form 13F Information Table Value Total:   $76,969  (x$1000)



                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M COMPANY                     COM              88579Y101      232     1786 SH       SOLE                                       1786
ALLSTATE CORP                  COM              020002101     1150    34662 SH       SOLE                                      34662
ALTRIA GROUP INC               COM              02209S103     1751    58455 SH       SOLE                                      58455
AMERICAN INTERNATIONAL GROUP I COM              026874107      513    10375 SH       SOLE                                      10375
AOL TIME WARNER INC            COM              00184A105      937    86267 SH       SOLE                                      86267
APPLERA APPLIED BIOSYSTEMS     COM                             374    23650 SH       SOLE                                      23650
APPLIED MATERIALS INC          COM              038222105     2281   181345 SH       SOLE                                     181345
BANK OF NEW YORK CO INC        COM              064057102      728    35520 SH       SOLE                                      35520
BELLSOUTH CORP                 COM              079860102      518    23923 SH       SOLE                                      23923
BP  PLC ADR                    COM              055622104      951    24648 SH       SOLE                                      24648
BRISTOL MYERS SQUIBB CO        COM              110122108      782    37017 SH       SOLE                                      37017
CHEMUNG FINANCIAL CORP         COM              164024101      233     9042 SH       SOLE                                       9042
CHEVRONTEXACO CORP             COM              166764100     1915    29617 SH       SOLE                                      29617
CISCO SYSTEMS INC              COM              17275R102     2557   197030 SH       SOLE                                     197030
CITIGROUP INC                  COM              172967101      902    26181 SH       SOLE                                      26181
COCA-COLA CO                   COM              191216100     1800    44457 SH       SOLE                                      44457
CORNING INC                    COM              219350105     2788   477466 SH       SOLE                                     477466
DELL COMPUTER                  COM              247025109     2056    75266 SH       SOLE                                      75266
E S & L BANCORP INC.           COM              269079109     4953   173800 SH       SOLE                                     173800
ELMIRA SAVINGS BANK            COM              289660102      396    15370 SH       SOLE                                      15370
EMC CORP                       COM              268648102      270    37300 SH       SOLE                                      37300
ERICSSON L M TEL CO ADR CL B   COM              294821400      137    21520 SH       SOLE                                      21520
ETHAN ALLEN INTERIORS          COM              297602104     1586    53900 SH       SOLE                                      53900
EXXON MOBIL CORP               COM              30231G102     2587    74006 SH       SOLE                                      74006
FANNIE MAE                     COM              313586109     1774    27143 SH       SOLE                                      27143
GANNETT CO INC DEL             COM              364730101     3171    45017 SH       SOLE                                      45017
GENERAL ELECTRIC CO            COM              369604103     5342   209492 SH       SOLE                                     209492
GLAXOSMITHKLINE PLC ADRF       COM              37733W105      214     6077 SH       SOLE                                       6077
GUIDANT CORP                   COM              401698105     1292    35700 SH       SOLE                                      35700
HARDINGE INC                   COM              412324303      234    34206 SH       SOLE                                      34206
HARTFORD FINL SVCS GRP         COM              416515104      293     8300 SH       SOLE                                       8300
HOME DEPOT INC                 COM              437076102     1968    80778 SH       SOLE                                      80778
INTEL CORP                     COM              458140100     2306   141652 SH       SOLE                                     141652
INTERSIL CORP CL A             COM              46069S109     1064    68375 SH       SOLE                                      68375
INTERWAVE COMMUNICATIONS INTER COM              G4911N102       26   152450 SH       SOLE                                     152450
INTL BUSINESS MACHINES         COM              459200101     1757    22406 SH       SOLE                                      22406
J.P. MORGAN  CHASE & CO        COM              46625H100     1757    74110 SH       SOLE                                      74110
JOHNSON & JOHNSON              COM              478160104     1174    20295 SH       SOLE                                      20295
KRAFT FOODS INC                COM              50075N104      383    13590 SH       SOLE                                      13590
LILLY ELI & CO                 COM              532457108     1162    20325 SH       SOLE                                      20325
LOWES COMPANIES INC            COM              548661107      546    13380 SH       SOLE                                      13380
MEDTRONIC INC                  COM              585055106     2398    53150 SH       SOLE                                      53150
MERCK & CO INC                 COM              589331107     1951    35610 SH       SOLE                                      35610
MICROSOFT CORP                 COM              594918104     1551    64050 SH       SOLE                                      64050
MORGAN STANLEY DEAN            COM              617446448      721    18798 SH       SOLE                                      18798
PEPSICO INC                    COM              713448108     1916    47896 SH       SOLE                                      47896
PFIZER INC                     COM              717081103     2611    83802 SH       SOLE                                      83802
PROCTER & GAMBLE               COM              742718109      265     2980 SH       SOLE                                       2980
SCHERING PLOUGH CORP           COM              806605101     1067    59840 SH       SOLE                                      59840
SEA CONTAINERS LTD CL A        COM              811371707      428    62085 SH       SOLE                                      62085
SHELL TRANS & TRAD  PLC        COM              822703609      906    25025 SH       SOLE                                      25025
TARGET CORP                    COM              87612E106     1000    34172 SH       SOLE                                      34172
UNITED TECHNOLOGIES            COM              913017109     1239    21445 SH       SOLE                                      21445
VERIZON COMMUNICATIONS         COM              92343V104      930    26307 SH       SOLE                                      26307
VODAFONE GROUP PLC ADR F       COM              92857W100      438    24066 SH       SOLE                                      24066
WALT DISNEY CO                 COM              254687106     1017    59743 SH       SOLE                                      59743
WYETH                          COM              983024100     1189    31430 SH       SOLE                                      31430
ZIMMER HOLDINGS, INC           COM              98956P102      480     9870 SH       SOLE                                       9870